Liquidity Risk - Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	£ 46,635	£ 50,494	£ 43,537
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	2,439	1,720
Other financial assets at fair value through profit or loss	434	676
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	223,840	213,525
Loans and advances to banks	1,105	1,420
Reverse repurchase agreements - non trading	7,348	12,683
Financial assets at fair value through other comprehensive income	6,024	5,851
Interests in other entities	252	201
Intangible assets	1,550	1,545
Property, plant and equipment	1,526	1,555
Current tax assets	484	351	271
Retirement benefit assets	1,051	1,573
Other assets	2,004	1,491
Total assets	292,243	293,676	£ 299,064
Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	46,635	50,494
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	2,439	1,720
Other financial assets at fair value through profit or loss	434	676
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	223,840	213,525
Loans and advances to banks	1,105	1,420
Reverse repurchase agreements - non trading	7,348	12,683
Other financial assets at amortised cost	156	506
Financial assets at fair value through other comprehensive income	6,024	5,851
Interests in other entities	252	201
Intangible assets	1,550	1,545
Property, plant and equipment	1,526	1,555
Current tax assets	484	351
Retirement benefit assets	1,051	1,573
Total assets	292,243	293,676
Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	(601)	1,576
Liquidity risk | Total
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	45,305	48,914
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	2,439	1,720
Other financial assets at fair value through profit or loss	434	676
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	199,639	194,008
Loans and advances to banks	942	942
Reverse repurchase agreements - non trading	7,348	12,683
Other financial assets at amortised cost	121	506
Financial assets at fair value through other comprehensive income	1,583	1,417
Interests in other entities	252	201
Intangible assets	1,550	1,545
Property, plant and equipment	1,526	1,555
Current tax assets	484	351
Retirement benefit assets	1,051	1,573
Total assets	262,073	267,667
Liquidity risk | Total | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	(601)	1,576
Liquidity risk | Assets positioned at central banks
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	911	935
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	68,535	80,623
Loans and advances to banks	0	0
Reverse repurchase agreements - non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	69,446	81,558
Liquidity risk | Assets positioned at central banks | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Liquidity risk | Readily available
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	44,394	47,979
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	91,761	74,890
Loans and advances to banks	0	0
Reverse repurchase agreements - non trading	0	0
Other financial assets at amortised cost	121	506
Financial assets at fair value through other comprehensive income	1,583	1,417
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	137,859	124,792
Liquidity risk | Readily available | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Liquidity risk | Other available assets
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	18,284	18,893
Loans and advances to banks	0	0
Reverse repurchase agreements - non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	1,526	1,555
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	19,810	20,448
Liquidity risk | Other available assets | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Liquidity risk | Cannot be encumbered
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	2,439	1,720
Other financial assets at fair value through profit or loss	434	676
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	21,059	19,602
Loans and advances to banks	942	942
Reverse repurchase agreements - non trading	7,348	12,683
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	252	201
Intangible assets	1,550	1,545
Property, plant and equipment	0	0
Current tax assets	484	351
Retirement benefit assets	1,051	1,573
Total assets	34,958	40,869
Liquidity risk | Cannot be encumbered | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	(601)	1,576
Total | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,330	1,580
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	24,201	19,517
Loans and advances to banks	163	478
Reverse repurchase agreements - non trading	0	0
Other financial assets at amortised cost	35	0
Financial assets at fair value through other comprehensive income	4,441	4,434
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	30,170	26,009
Total | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Covered bonds | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	21,304	15,713
Loans and advances to banks	0	0
Reverse repurchase agreements - non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	21,304	15,713
Covered bonds | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Securitis- ations | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	2,851	3,720
Loans and advances to banks	0	0
Reverse repurchase agreements - non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	2,851	3,720
Securitis- ations | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Other | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,330	1,580
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	46	84
Loans and advances to banks	163	478
Reverse repurchase agreements - non trading	0	0
Other financial assets at amortised cost	35	0
Financial assets at fair value through other comprehensive income	4,441	4,434
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	6,015	6,576
Other | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	£ 0	£ 0